Insurance Net Investment Result - Summary of Impairment (Losses) / Reversals (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Insurance Net Investment Result In Impairment Losses Reversals [Line Items]
Impairment loss recognised in profit or loss	€ (119)	€ (138)
Impairment (losses) / reversals	(90)	(121)
Debt securities and money market instruments[member] | Financial Assets Excluding Receivables [Member]
Disclosure Of Insurance Net Investment Result In Impairment Losses Reversals [Line Items]
Impairment loss recognised in profit or loss	(4)	(13)
Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Impairment Losses Reversals [Line Items]
Impairment (losses) / reversals	(86)	(95)
Income Or Loss From Insurance And Investment Contracts [Member] | Non Financial Assets And Receivables [Member]
Disclosure Of Insurance Net Investment Result In Impairment Losses Reversals [Line Items]
Impairment (losses) / reversals	(31)	(17)
Income Or Loss From Insurance And Investment Contracts [Member] | Debt securities and money market instruments[member] | Financial Assets Excluding Receivables [Member]
Disclosure Of Insurance Net Investment Result In Impairment Losses Reversals [Line Items]
Impairment loss recognised in profit or loss	(77)	(121)
Reversal of impairment loss recognised in profit or loss	37	26
Income Or Loss From Insurance And Investment Contracts [Member] | Loans [member] | Financial Assets Excluding Receivables [Member]
Disclosure Of Insurance Net Investment Result In Impairment Losses Reversals [Line Items]
Impairment loss recognised in profit or loss	€ (15)	10
Income Or Loss From Insurance And Investment Contracts [Member] | Other [member] | Financial Assets Excluding Receivables [Member]
Disclosure Of Insurance Net Investment Result In Impairment Losses Reversals [Line Items]
Impairment loss recognised in profit or loss		€ 6